SIGNIFICANT EVENTS DURING THE PERIOD	6 Months Ended
Jun. 30, 2022
Significant Events During Period
SIGNIFICANT EVENTS DURING THE PERIOD

NOTE 5 -SIGNIFICANT EVENTS DURING THE PERIOD

A.	On January 1, 2022, Amir Geva was appointed to the Company’s advisory board. The Company granted Mr. Geva an option to purchase up to 500,000 shares of the Company’s common stock. Upon grant, the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended March 30, 2023. The Option shall be exercisable at a per share exercise price of $0.01 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between her and the Company. For the six months ended June 30, 2022, the Company recognized an expense in the total amount of $12,490.

B.	On February 1, 2022, Neil Kline was appointed to the Company’s board of directors. The Company granted Mr. Kline an option to purchase up to 500,000 shares of the Company’s common stock. Upon grant, the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023. The Option shall be exercisable at a per share exercise price of $0.0001 and shall otherwise be subject to the other terms and conditions specified in an Option Grant Agreement to be entered into between her and the Company. For the six months ended June 30, 2022, the Company recognized an expense in the total amount of $8,333.

C.	On May 4, 2022, the Company received notice that Todd Violette is resigning from his role as Chief Executive Officer of the Company to pursue personal interests, effective immediately. The Company nominated Mr. Boris Molchadsky, the company chairman, as Chief Executive Officer of the Company.

D.	On May 9, 2022, the Company received the balance of $390,000 from Leonite. Subsequent the reporting period, the Company issued to Leonite an additional 200,000 shares of our common stock and 300,000 warrants to purchase additional common stock at an exercise price of $0.6, per share. See Note 4.

E.	On May 10, 2022 , the Company filed an S-1 registration statement and its audited financials.

F.	On May 25, 2022, the Company signed a 6-month consulting agreement with Guerilla Capital, a Canadian company, for the services of investors market perception, identifying capital market solutions, marketing and news dissemination. On June 2, 2022, Guerilla capital was issued 2,484,472 shares for its services, valued at $80,000.

G.	On June 6, 2022, the Company uploaded its first version of the SleepX App to the Google Play Store.

H.	On April 21, 2022, the Company amended its certificate of incorporation to decrease the number of authorized shares of common stock that it may issue from time to time, from 10,000,000,000 to 900,000,000 shares.

I.	The Company registered an accumulated 396,652 common shares, in total value of $15,000, in Shares to be issued to her development provider as part of his compensation during the period.